6. Debt (Tables)	3 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt Transactions
	March 31, 2015	December 31, 2014

Notes payable	$379,414	$405,095
Convertible notes	4,481,538	4,487,234
Convertible notes - related party	32,695	26,999
Less: debt discount	(4,402,773)	(4,402,773)
Debt – net	490,874	516,555
Amortization of debt discount	2,363,935	1,827,534
Less: current portion - notes payable	(104,157)	(98,086)
Less: current portion convertible debt	(1,480,814)	(1,250,981)
Less: current portion related party	(32,695)	—
Long term debt – net	$1,237,144	$995,022

Notes Payable
	Third Party	Related Party		Totals

Balance December 31, 2013	$503,203		$26,108	$529,311
Repayments	(98,108)		(26,108)	(124,216)
Balance December 31, 2014	405,095			405,095
Repayments	(25,682)		—	(25,682)
Balance March 31, 2015	$379,414	$		$379,414

Convertible Debt - Net
	Third Party	Related Party	Totals

Balance December 31, 2013	$361,245	$50,000	$411,245
Proceeds	2,270,100	—	2,270,100
Repayments	—	—	—
Less: gross debt discount recorded	(2,203,354)	(46,105)	(2,249,459)
Add: Amortization of Debt Discount	1,484,004	23,104	1,507,108

Balance December 31, 2014	1,911,995	26,999	1,938,994
Add: Amortization of Debt Discount	530,705	5,696	536,401
Balance December 31, 2014	$2,442,700	$32,695	$2,475,395

Future Commitments
Year Ended December 31
2015	$2,348,290
2016	2,544,357
Less: unamortized debt discount	(2,038,838)
Less: current maturities	(1,617,666)
Debt - long term	$1,237,144